Trading Assets	12 Months Ended
Mar. 31, 2025
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Trading Assets
6	TRADING ASSETS
Trading assets at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Debt instruments	¥5,511,465	¥5,674,162
Equity instruments	665,148	837,899

Total trading assets	¥6,176,613	¥6,512,061

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.